Directors' and Other Senior Management's Remuneration - Summary of Directors' Remuneration (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)
Executive directors [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 2,539		¥ 5,284		¥ 3,502
Contributions relating to social insurance, housing fund and retirement scheme	492		803		558
Total	3,031		6,087		4,060
Executive directors [member] | YANG Jie [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	830		461
Contributions relating to social insurance, housing fund and retirement scheme	157		169
Total	987		630
Executive directors [member] | SHANG Bing [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses			1,354		867
Contributions relating to social insurance, housing fund and retirement scheme			89		134
Total			1,443		1,001
Executive directors [member] | LI Yue [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses			1,585		1,000
Contributions relating to social insurance, housing fund and retirement scheme			187		163
Total			1,772		1,163
Executive directors [member] | WANG Yuhang [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	757		415
Contributions relating to social insurance, housing fund and retirement scheme	149		163
Total	906		578
Executive directors [member] | LI Ronghua [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	123
Contributions relating to social insurance, housing fund and retirement scheme	38
Total	161
Executive directors [member] | SHA Yuejia [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses					745
Contributions relating to social insurance, housing fund and retirement scheme					104
Total					849
Executive directors [member] | DONG Xin [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	829		1,469		890
Contributions relating to social insurance, housing fund and retirement scheme	148		195		157
Total	¥ 977		¥ 1,664		¥ 1,047
Independent non-executive directors [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		$ 1,385		$ 1,385		$ 1,509
Total | $		1,385		1,385		1,509
Independent non-executive directors [member] | WONG Kwong Shing, Frank [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $						177
Total | $						177
Independent non-executive directors [member] | CHENG Mo Chi, Moses [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		460		460		460
Total | $		460		460		460
Independent non-executive directors [member] | CHOW Man Yiu, Paul [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		455		455		455
Total | $		455		455		455
Independent non-executive directors [member] | YIU Kin Wah, Stephen [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		470		470		417
Total | $		$ 470		470		417
Independent non-executive directors [member] | YANG Qiang [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $				$ 0		$ 0